STAFF COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Total staff costs
Staff costs	$ 11.4	$ 13.5	$ 24.5	$ 27.2	$ 52.1
Operating expenses
Total staff costs
Staff costs	1.9	2.4	4.2	4.8	9.7
Administrative expenses
Total staff costs
Staff costs	$ 9.5	$ 11.1	$ 20.3	$ 22.4	$ 42.4